Employee benefit plans - Net Periodic Benefit Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Pension plans, postretirement and other employee benefits [Line items]
Service cost	¥ 2,070	¥ 2,396	¥ 4,237	¥ 4,608
Interest cost	861	1,074	1,721	2,148
Expected return on plan assets	(1,243)	(1,022)	(2,486)	(2,043)
Amortization of net actuarial losses	668	869	1,336	1,738
Amortization of prior service cost	(287)	(384)	(574)	(771)
Net periodic benefit cost	¥ 2,069	¥ 2,933	¥ 4,234	¥ 5,680